Prepaid land use rights	12 Months Ended
Dec. 31, 2014
Prepaid land use rights
Prepaid land use rights

8. Prepaid land use rights

	As of December 31
	2013	2014
	$	$
Land in Zhaoqing City	—	13,214,473

Prepaid land use rights	—	13,214,473

        The expiry date of the land use rights is October 2064. Expenses changed were nil, nil and $111,046 for the years ended December 31, 2012, 2013 and 2014, respectively.